Benefit Plans - Assumed Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for following year	7.40%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year the cost trend rate reaches the ultimate trend rate	2027	2027